GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL
GOODWILL

22.   GOODWILL

Goodwill represents an excess of consideration transferred plus the fair value of any non-controlling interest (“NCI”) in the acquiree at the acquisition date over the fair values of the identifiable net assets of the acquired entity. Goodwill is not amortized, but is tested for impairment (Note 23).

The change in the net carrying amount of goodwill for the years ended December 31, 2020 and 2019 by reportable segments was as follows:

	Russia	Moscow
	Convergent	Fixed Line	Other	Total
Balance at January 1, 2019
Gross amount of goodwill	32,124	1,377	11,112	44,613
Accumulated impairment loss	(1,466)	—	(4,040)	(5,506)
	30,658	1,377	7,072	39,107
Acquisitions (Note 5)	105	—	—	105
Reclassification	41	(41)	—	—
Disposal of VF Ukraine (Note 12)	—	—	(114)	(114)
Currency translation adjustment	—	—	(423)	(423)
Balance at December 31, 2019
Gross amount of goodwill	32,270	1,336	10,575	44,181
Accumulated impairment loss	(1,466)	—	(4,040)	(5,506)
	30,804	1,336	6,535	38,675
Acquisitions (Note 5)	—	—	282	282
Reclassification (Note 6)	(1,877)	—	1,877	—
Impairment (Note 23)	—	—	(1,281)	(1,281)
Currency translation adjustment	—	—	365	365
Balance at December 31, 2020
Gross amount of goodwill	30,393	1,336	13,099	44,828
Accumulated impairment loss*	(1,466)	—	(5,321)	(6,787)
	28,927	1,336	7,778	38,041

*Accumulated impairment loss of Other segments consists of Armenia (RUB 3,516 million), Oblachnyi retail (RUB 524 million) and Ticketland and Ponominalu (RUB 1,281 million).